PREFERRED SHARES AND WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
PREFERRED SHARES AND WARRANT LIABILITIES
Schedule of fair value of the warrants calculated using the Black-Scholes pricing model

The fair value of the warrants as of December 31, 2020 were calculated using the Black-Scholes pricing model with the following assumptions:

	As of December 31, 2020
	Series A Warrant	Series B Warrant	Series C Warrant
Risk-free rate of return	0.66%	0.12%	0.71%
Estimated volatility rate	46.07%	51.29%	45.63%
Dividend yield	0.00%	0.00%	0.00%
Exercise price	$3.00	$3.00	$3.00
Fair value of warrant	$1.39	$0.76	$1.43